Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Schedule of Goodwill

(CAD$ in millions)	Steelmaking Coal Operations	Quebrada Blanca	Total
January 1, 2018	$702	$385	$1,087
Changes in foreign exchange rates	—	34	34
December 31, 2018	$702	$419	$1,121
Changes in foreign exchange rates	—	(20)	(20)
December 31, 2019	$702	$399	$1,101